WorldCommodity Fund
Investment Objective
The WorldCommoditySM Fund seeks capital appreciation.
Fees and Expenses of the Fund

The following table describes the estimated expenses and fees that you may pay if you buy and hold shares of the Fund.  Annual fund operating expenses are paid out of the assets of the Fund, so their effect is already included in the Fund’s daily share price.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	WorldCommodity Fund
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as percentage of the value of your investment)
Annual Fund Operating Expenses		WorldCommodity Fund
Management Fees		0.90%
Distribution (and/or Service) (12b-1) Fees	[1]	none
Other Expenses	[2]	0.71%
Acquired Fund Fees and Expenses	[3]	0.05%
Total Annual Fund Operating Expenses	[3]	1.66%
[1]	Although the Fund's Board of Directors has adopted a Plan of Distribution pursuant to Rule 12b-1 of the Investment Company Act of 1940 (the "1940 Act"), the Plan has not been implemented, and the Fund has no present intention of implementing the Plan. Any change in this policy will be based upon a Board finding or resolution. If the Board adopts such finding or resolution, you will be informed at least thirty days prior to its implementation. The maximum amount that the Fund would pay under the Plan annually would be 0.25% of average daily net assets.
[2]	Pursuant to an Operating Services Agreement, WorldCommodity Asset Management, LLC, the Fund's adviser, is responsible for paying all the Fund's expenses except management fees, commissions and other brokerage fees, taxes, interest, litigation expenses and extraordinary expenses. Fees payable under the Operating Services Agreement are fixed at 0.70% of the Fund's average daily net assets.
[3]	The "Total Annual Fund Operating Expenses" in this table will not correlate to the Ratio of Expenses to Average Net Assets found within the "Financial Highlights" section in this Prospectus, because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of Acquired Fund fees and expenses.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
WorldCommodity Fund	169	523	902	1,965

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 87% of the average value of its portfolio.

Principal Investment Strategies

The WorldCommoditySM Fund (the “Fund”) will normally invest at least 80% of its net assets in:

- equity securities issued by “commodity-related companies”, both domestic and foreign; without regard to market value (or “market capitalization”); and

- commodity-linked note securities that derive their value from the performance of a commodity index

The Fund may invest in all types of equity securities including common stock, preferred stock, convertible preferred stock, convertible bonds, depository receipts, rights and warrants.  The WorldCommodity Fund may also use other investment strategies and invest in other types of investments, which are described in the following section titled “Additional Information about the Fund’s Principal Investment Strategies and Risks” and the Fund’s Statement of Additional Information (“SAI”).

Principal Risks of Investing in the Fund

General Risks.  All investments have risk to some degree.  There are several risk factors that could hurt the Fund’s performance, cause you to lose money or cause the Fund’s performance to trail that of other investments.  You should consider your own investment goals, time horizon, and risk tolerance before investing in the Fund.  When you sell your shares, they may be worth more or less than what you paid for them.  There is no assurance that the Fund will achieve its investment objective.

Market Risk.  The market values of the investments held by the Fund, and thus the value of the Fund's shares, can fluctuate at times dramatically.  Markets can trade in random or cyclical price patterns, and prices can decline over short or long-term periods.

Equity Securities Risk.  The Fund invests in equity securities such as common stock, preferred stock, convertible preferred stock, convertible bonds, depository receipts, rights and warrants.  The market values of all types of equity securities are affected by a number of factors, including fluctuation in interest rates, reduced demand for the issuer’s goods and services, management performance, financial leverage, investor perceptions, political events, and developments affecting the particular issuer or its industry or geographic sector.

Non-Diversification Risk.  The Fund is classified as non-diversified.  This means that the Fund can invest a greater percentage of its assets in fewer securities than a diversified fund.  Because the Fund invests in fewer securities; the Fund is subject to greater risk of loss if any of those securities become permanently impaired.  Additionally, the net asset value of a non-diversified fund generally is more volatile and a shareholder may have a greater risk of loss if he or she redeems during a period of high volatility.  Lack of broad diversification also may cause the Fund to be more susceptible to economic, political or regulatory events than a diversified fund.

Sector Focus Risk.  The Fund’s investments in commodity-related companies can be significantly effected by events relating to those sectors.  The prices of agriculture, metals, and energy sector commodities may fluctuate widely due to changes in value, which depend largely on the price and supply, international political events relating to commodity producing countries, the success of new projects, and tax and other governmental regulatory policies.  As a result, the securities owned by the Fund may react similarly to and move in unison with one another.  Because the Fund may focus its investments in the agriculture, metals, or energy sectors, it is subject to the risks affecting that sector and the Fund’s share price may be more volatile than a fund that invests in a wide variety of market sectors.

Foreign Securities Risk.  The Fund’s investments in foreign securities may involve greater risks compared to domestic investments as a result of, among other things, not being subject to the regulatory requirements of U.S. companies, there being less publicly available information about foreign issuers than U.S. companies; and different accounting, auditing and financial reporting standards.

Foreign Currency Risk.  The Fund’s investments in securities denominated in foreign currencies are subject to currency risk.  The value of the Fund's assets measured in U.S. dollars may be affected by changes in currency exchange rates and exchange control regulations.

An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency.  Further discussion about other risks of investing in the WorldCommodity Fund may be found in the following section titled “Additional Information about the Fund’s Principal Investment Strategies and Risks” and the Fund’s SAI.

Fund Performance History

The bar chart and table set out below show the WorldCommodity Fund's historical performance and provide some indication of the risks of investing in the WorldCommodity Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare to the performance of the S&P 500 Index.  The WorldCommodity Fund's past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.  The Fund updates its performance information periodically.  You may find these updates on the Fund’s website at www.worldcommodityfunds.com.

Performance Bar Chart Annual Total Returns for Calendar Year Periods Ending December 31

The year-to-date return as of the most recent calendar quarter, which ended December 31, was -6.41%.

The highest and lowest return for a quarter during the period of the bar chart is:

Best Quarter            4th Quarter 2010      23.59%

Worst Quarter         2nd Quarter 2010    (20.12)%

Performance Table Average Annual Total Returns for the periods ended December 31, 2012 Portfolio Returns

The theoretical “after-tax” returns shown in the table are calculated using the highest historical individual federal marginal income tax rates, and do not reflect the impact of state or local taxes.  Your actual “after-tax” returns depend on your individual tax situation and may differ from the returns shown above.  Also, “after-tax” return information is not relevant to shareholders who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  The “after-tax” returns shown in the table reflect past tax effects and are not predictive of future tax effects.

Average Annual Total Returns		1 Year	5 Years	Since Inception
WorldCommodity Fund - Comparison Index - S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)		16.00%	1.66%	2.63%	[1]
WorldCommodity Fund		(6.41%)	0.74%	1.33%	[1]
WorldCommodity Fund Return After Taxes on Distributions	[1]	(6.39%)	0.65%	0.98%
WorldCommodity Fund Return After Taxes on Distributions and Sale of Fund Shares	[1]	(5.43%)	0.60%	0.90%
[1]	The Fund commenced operations on October 27, 2006.

The S&P 500 Total Return Index is a widely recognized, unmanaged index of 500 of the largest companies in the United States as measured by market capitalization.  The index assumes reinvestment of all dividends and distributions and does not reflect any charges for management fees, transaction expenses, or taxes.